Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Basis of presentation
2.1	Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34, “Interim Financial Reporting”. These statements should be read in conjunction with the audited consolidated financial statements for the years ended December 31, 2020 and 2019, which have been prepared in accordance with IFRS. The unaudited interim condensed consolidated financial statements have been prepared on a historical cost basis. In the opinion of management, all adjustments necessary for a fair presentation have been included in the accompanying unaudited condensed consolidated financial statements and consist of only normal recurring adjustments, except as disclosed herein. The results of operations for the six months ended June 30, 2021 are not necessarily indicative of the results that may be expected for the full year ended December 31, 2021.

All amounts are presented in United States dollars (“US $” or “USD”) and have been rounded to the nearest US $.

Basis of consolidation
2.2	Basis of consolidation

The consolidated statements of profit or loss and other comprehensive loss, changes in equity (deficit) and cash flows of the Company for the relevant periods include the results and cash flows of all companies now comprising the Company from the earliest date presented or since the date when the subsidiaries and/or businesses first came under the common control of the controlling shareholders, wherever the period is shorter.

The unaudited interim condensed consolidated statements of financial position of the Company as at June 30, 2021 and 2020 have been prepared to present the assets and liabilities of the subsidiaries using the existing book values from the controlling shareholders’ perspective.

Equity interests in subsidiaries held by parties other than the controlling shareholders are presented as non-controlling interests in equity.

All intra-group and inter-company transactions and balances have been eliminated on consolidation.

Business combinations under common control
2.3	Business combinations under common control

IFRS 3 Business combinations does not include specific measurement guidance for transfers of businesses or subsidiaries between entities under common control. Accordingly, the Company has accounted for such transactions taking into consideration other guidance in the IFRS framework and pronouncements of other standard-setting bodies. The Company recorded assets and liabilities recognized as a result of transactions between entities under common control at the carrying value on the transferor’s financial statements, and to have the consolidated statements of financial position, profit or loss, comprehensive income, changes in equity and cash flows reflect the results of combining entities for all periods presented for which the entities were under the transferor’s common control, irrespective of when the combination takes place.

Non-controlling interest
2.4	Non-controlling interest

The non-controlling interest represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity on the consolidated statements of financial position, profit or loss, comprehensive income and changes in equity attributed to controlling and non-controlling interests.

Foreign currency translation
2.5	Foreign currency translation

The reporting currency of the Company is the U.S. dollar (“USD”). The functional currency of Guardforce, AI Holdings, AI Robots, Horizon Dragon, Southern Ambition, is the USD. The functional currency of AI Hong Kong and Handshake is the Hong Kong dollar. The functional currency of AI Thailand and GF Cash (CIT) is the Thai Baht (“Baht” or “THB”).

The currency exchange rates that impact our business are shown in the following table:

	Period End Rate		Average Rate
	June 30,	December 31,	For the six months ended June 30,
	2021	2020	2021	2020
Thai Baht	0.0312	0.0324	0.0325	0.0316
Hong Kong Dollar	0.1282	0.1282	0.1282	0.1282

Use of estimates
2.6	Use of estimates

The preparation of consolidated financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.

In preparing the unaudited interim condensed consolidated financial statements, the significant judgments made by management in applying the Company’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the consolidated financial statements for the year ended December 31, 2020.

Financial risk management
2.7	Financial risk management

2.7.1	Financial risk factors

The Company’s activities expose it to a variety of financial risks: foreign exchange risk, interest rate risk and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance.

The unaudited interim condensed consolidated financial statements do not include all financial risk management information and disclosures required in the audited financial statements, and should be read in conjunction with the Company’s audited consolidated financial statements as at December 31, 2020 and 2019.

2.7.2	Liquidity risk

Prudent liquidity management implies maintaining sufficient cash and cash equivalents and the availability of funding through an adequate amount of committed credit facilities.

The Company’s primary cash requirements are for operating expenses and purchases of fixed assets. The Company mainly finances its working capital requirements from cash generated from operation and proceeds from bank borrowings and finance leases.

The Company’s policy is to regularly monitor current and expected liquidity requirements to ensure it maintains sufficient cash and cash equivalents and an adequate amount of committed credit facilities to meet its liquidity requirements in the short and long term.

At the reporting date, the contractual undiscounted cash flows of the Company’s current financial liabilities approximate their respective carrying amounts due to their short maturities.

2.7.3	Capital risk management

The Company’s objectives on managing capital are to safeguard the Company’s ability to continue as a going concern and support the sustainable growth of the Company in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to enhance shareholders’ value in the long term.

In order to maintain or adjust the capital structure, the Company may adjust the amount of dividends paid to shareholders, return of capital to shareholders, issue new shares or sell assets to reduce debt.

In the opinion of the directors of the Company, the Company’s capital risk is low.

2.7.4	Impact of COVID-19

The Coronavirus Disease (COVID-19) outbreak and the measures taken to contain the spread of the pandemic have created a high level of uncertainty to global economic prospects and this has impacted the Company’s operations and its financial performance in year 2021 and 2020. As COVID-19 continues to evolve with significant level of uncertainty, management of the Company is unable to reasonably estimate the full financial impact of COVID-19 on the Company’s financial results in year 2021. The Company is monitoring the situation closely and to mitigate the financial impact, it is conscientiously managing its cost by adopting an operating cost reduction strategy and conserving liquidity by working with major creditors to align repayment obligations with receivable collections. Based on the Company’s most recent projections for year 2021 and with over $9 million in cash and cash equivalents, management of the Company believes that the Company will be able to continue to operate as a going concern in the foreseeable future for at least the next 12 months.

Revenue from contracts with customers
2.8	Revenue from contracts with customers

The Company generates its revenue primarily from rendering the following services: (i) Cash-In-Transit - Non Dedicated Vehicle (Non-DV); (ii) Cash-In-Transit - Dedicated Vehicle (DV); (iii) ATM management; (iv) Cash Processing (CPC); (v) Cash Center Operations (CCT); (vi) Cheque Center Service (CDC); (vii) Express Cash; (viii) Coin Processing Service; (ix) Cash Deposit Management Solutions and (x) Robotics AI Solutions.

The Company recognizes revenue when it has transferred to its customer control over the service rendered. Control refers to the ability of the customer to direct and obtain substantially all the transferred service’s benefits. Also, it implies that the customer has the ability to prevent a third-party from directing the use and obtaining substantially all the benefits of the transferred service. The Company’s management applies the following considerations to analyze the moment in which the control of the service is transferred to the customer.

●	Identify the contract or quotation with the agreed service price.

●	Evaluate the services engaged in the customer’s contract and identify the related performance obligations.

●	Consider the contract terms and commonly accepted practices in the business to determine the transaction price. The transaction price is the consideration that the Company expects to be entitled for delivering the services engaged with the customer. The consideration engaged in a customer’s contract is generally a fixed amount.

●	Allocate the transaction price, if necessary, to each performance obligation (to each good or service that is different) for an amount that represents the part of the benefit that the Company expects to receive in exchange for the right of delivering the services engaged with the customer.

●	Recognize revenue when the Company satisfied the performance obligation through the rendering of services engaged.

All of the conditions mentioned above are accomplished normally when the services are rendered to the customer and revenue is recognized when the Company satisfied the performance obligation over time or point in time depending on the service type. The reported revenue reflects services delivered at the contract or agreed-upon price.

Revenue is recognized when the related performance obligation is satisfied.

Disaggregation information of revenue by service type is as follows:

	For the six months ended June 30,
	2021	Percentage of Total	2020	Percentage of Total
Service Type	$	Revenue	$	Revenue
Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV)	$5,939,614	32.3%	$5,964,178	31.8%
Cash-In-Transit - Dedicated Vehicle to Banks (CIT DV)	2,380,880	12.9%	2,438,017	13.0%
ATM Management	5,806,020	31.5%	6,267,452	33.5%
Cash Processing (CPC)	1,401,421	7.6%	1,443,220	7.7%
Cash Center Operations (CCT)	1,540,291	8.4%	1,595,889	8.5%
Cheque Center Service (CDC)	31,081	0.2%	30,285	0.2%
Others **	251,890	1.4%	223,342	1.2%
Cash Deposit Management Solutions (GDM)	849,956	4.6%	637,877	3.4%
Robotics AI solutions	203,872	1.1%	128,250	0.7%
Total	$18,405,025	100.0%	$18,728,786	100.0%

**	Others include primarily revenue from express cash and coin processing services.

Cost of revenue
2.9	Cost of revenue
Cost of revenue consists primarily of internal labor costs and related benefits, and other overhead costs that are directly attributable to services provided.
Recent Accounting Pronouncements
2.10	Recent Accounting Pronouncements

All new standards and amendments that are effective for annual reporting period commencing January 1, 2021 have been applied by the Company for the six months ended June 30, 2021. The adoption of these new and amended standards did not have material impact on the consolidated financial statements of the Company. A number of new standards and amendments to standards have not come into effect for the year beginning January 1, 2021, and they have not been early adopted by the Company in preparing these consolidated financial statements. None of these new standards and amendments to standards is expected to have a significant effect on the consolidated financial statements of the Company.